United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
March 31, 2007.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	5/10/07

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      469    17850 SH       SOLE                    17850
AT&T Inc                       COM              00206R102     1201    30459 SH       SOLE                    30459
Akamai Technologies            COM              00971T101     3224    64585 SH       SOLE                    64585
Alliance Data Systems          COM              018581108     3656    59330 SH       SOLE                    59330
Alliance-Bernstein Holding LP  COM              01881G106     2437    27540 SH       SOLE                    27540
Amgen                          COM              031162100       29      520 SH       SOLE                      520
Astrazeneca PLC                COM              046353108      768    14320 SH       SOLE                    14320
Baker Hughes                   COM              057224107     3049    46105 SH       SOLE                    46105
Bank of America                COM              060505104     7487   146743 SH       SOLE                   146743
Berkshire Hathaway Class A     COM                             218        2 SH       SOLE                        2
CB Richard Ellis Group         COM              12497T101     2748    80405 SH       SOLE                    80405
Chesapeake Energy              COM              165167107      439    14230 SH       SOLE                    14230
Cisco Systems                  COM              17275R102     1418    55535 SH       SOLE                    55535
ConocoPhillips                 COM              20825C104     3551    51952 SH       SOLE                    51952
Constellation Energy Group     COM              210371100     1271    14615 SH       SOLE                    14615
Corporate Office Properties Tr COM              22002T108     3169    69370 SH       SOLE                    69370
Covance                        COM              222816100     3037    51180 SH       SOLE                    51180
Danaher                        COM              235851102     1750    24494 SH       SOLE                    24494
Dow Chemical                   COM              260543103      324     7075 SH       SOLE                     7075
Ecolab                         COM              278865100     1369    31835 SH       SOLE                    31835
Exxon Mobil                    COM              30231G102     5354    70967 SH       SOLE                    70967
Genentech                      COM              368710406     1825    22225 SH       SOLE                    22225
General Electric               COM              369604103     2078    58774 SH       SOLE                    58774
General Growth Properties      COM              370021107     3585    55520 SH       SOLE                    55520
Genzyme Corp                   COM              372917104     1292    21530 SH       SOLE                    21530
Goldman Sachs                  COM              38141G104     3610    17469 SH       SOLE                    17469
Google Class A                 COM              38259P508     1955     4268 SH       SOLE                     4268
Hansen Natural Corp            COM              411310105     1949    51446 SH       SOLE                    51446
Harris                         COM              413875105     4682    91885 SH       SOLE                    91885
Hewlett-Packard                COM              428236103     4086   101787 SH       SOLE                   101787
J.P. Morgan Chase              COM              46625H100       48     1000 SH       SOLE                     1000
Johnson & Johnson              COM              478160104      318     5285 SH       SOLE                     5285
L-3 Communications             COM              502424104     1509    17255 SH       SOLE                    17255
LabCorp                        COM              50540R409     4540    62512 SH       SOLE                    62512
Lowes Companies                COM              548661107     2010    63830 SH       SOLE                    63830
McDonald's                     COM              580135101     5659   125605 SH       SOLE                   125605
Microsoft                      COM              594918104     1805    64759 SH       SOLE                    64759
News Corp Ltd. ADR             COM              652487802     3530   152695 SH       SOLE                   152695
Nord Resources Corp            COM              655555100       40    57000 SH       SOLE                    57000
Omnicom Group                  COM              681919106     2174    21230 SH       SOLE                    21230
PepsiCo                        COM              713448108     3152    49595 SH       SOLE                    49595
Precision Castparts            COM              740189105     4970    47765 SH       SOLE                    47765
Procter & Gamble               COM              742718109     1772    28055 SH       SOLE                    28055
QUALCOMM                       COM              747525103     2991    70114 SH       SOLE                    70114
Quality Systems Inc            COM              747582104     2766    69161 SH       SOLE                    69161
SEI Investments                COM              784117103     4597    76325 SH       SOLE                    76325
Schlumberger                   COM              806857108      644     9324 SH       SOLE                     9324
T. Rowe Price Group            COM              74144T108     5191   110003 SH       SOLE                   110003
Target                         COM              87612E106     2796    47175 SH       SOLE                    47175
Tower Group Inc                COM              891777104     3785   117460 SH       SOLE                   117460
United Technologies            COM              913017109     1033    15895 SH       SOLE                    15895
VF Corp                        COM              918204108      896    10845 SH       SOLE                    10845
Walgreen                       COM              931422109     4500    98065 SH       SOLE                    98065
Washington REIT                COM              939653101      338     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     1764    51225 SH       SOLE                    51225
XTO Energy                     COM              98385X106     4242    77400 SH       SOLE                    77400
S&P Depositary Receipts                         78462F103     8388 59070.0000SH      SOLE               59070.0000
Schwab Institutional Select S&                                 920 81737.4940SH      SOLE               81737.4940
Vanguard Mid-Cap ETF                            922908629     2791 36778.0000SH      SOLE               36778.0000